Note payable - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from notes payable		$ 0	$ 840,000	$ 840,000	$ 0
PPP Note [Member]
Proceeds from notes payable	$ 800
Debt instrument, Interest rate, Stated percentage	1.00%
Interest expense, Debt				$ 0